TAXES ON INCOME (Details 5) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Income Tax Contingency [Line Items]
Balance at the beginning of the year		$ 705	$ 652
Increase in tax positions		570	190
Decrease in tax positions		(64)	(137)
Acquisition of subsidiaries	[1]	154	0
Balance at the end of the year		$ 1,365	$ 705

[1]	The amount initially consolidated as part of the acquisition of subsidiary in 2015 is net of Tax Deducted at Source assets in an amount of $635.